Leases - Future Minimum Lease Payments (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Fiscal year 2025	$ 20,136	$ 21,148
Fiscal year 2026	18,355	20,872
Fiscal year 2027	16,699	19,156
Fiscal year 2028	16,095	16,804
Fiscal year 2029		16,095
Thereafter		72,866
Total lease payments	160,292	166,941
Less imputed interest	(52,256)	(54,754)
Present value of lease liabilities	$ 108,036	$ 112,187	$ 111,115